Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Cash and restricted deposits	$ 1,560	$ 2,141
Short-term deposits		3,000
Other receivables	449	203
Related parties	4,239
Total financial assets at amortized cost	6,248	5,344
Investments in financial assets at fair value	871	659
Financial liabilities:
Credit from others	75	48
Warrants liability		191
Lease liability	48	76
Total financial and lease liabilities	$ 123	$ 315